PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances to suppliers	¥ 158,519		¥ 112,385
Deposits	9,993		11,033
Prepaid expenses	11,436		23,076
Value-added tax recoverable	80,339		28,468
Others	22,144		18,486
Total	¥ 282,431	$ 40,387	¥ 193,448